Segment Information (Tables)	9 Months Ended
Sep. 30, 2020
Segment Information [Abstract]
Sales By Geographic Location

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Revenue:
United States	$2,354	$2,244	$6,783	$7,034
Canada	1,134	771	2,577	2,253
Other countries	53	17	71	58
Total revenue	$3,541	$3,032	$9,431	$9,345